Other Liabilities (Details) - Schedule of lease liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Liabilities Abstract
Accounts payable		$ 10,234	$ 11,259
Accrued expenses and other accruals		14,674	12,773
Lease liabilities	[1]	3,074	3,753
Income tax payable		1,114	1,254
Total other liabilities		$ 29,096	$ 29,039

[1]	Set out below are the carrying amount of the Group’s lease liabilities and the movement during the year: